UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      May 15, 2009
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       12

Form 13F Information Table Value Total:   $336,149 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc Del     Cl B             084670207    80706    28619 SH       SOLE                    28619        0        0
Canadian Natural Resource Ltd  Common           136385101    23631   609167 SH       SOLE                   609167        0        0
Chesapeake Energy Corp         Common           165167107    31250  1831793 SH       SOLE                  1831793        0        0
Coca Cola Company              Common           191216100     7880   179300 SH       SOLE                   179300        0        0
Coca Cola Femsa SAB de C V     ADR              191241108     5764   169230 SH       SOLE                   169230        0        0
Consolidated Tomoka Land Co    Common           210226106    44000  1481474 SH       SOLE                  1481474        0        0
Franklin Resources Inc         Common           354613101    26982   500872 SH       SOLE                   500872        0        0
General Dynamics Corporation   Common           369550108    25716   618323 SH       SOLE                   618323        0        0
Goldman Sachs Group Inc        Common           38141G104    29561   278829 SH       SOLE                   278829        0        0
Leucadia National Corp         Common           527288104    10381   697169 SH       SOLE                   697169        0        0
Reynolds American Inc          Common           761713106    38447  1072732 SH       SOLE                  1072732        0        0
SPDR Gold Trust                Gold Shs         78463V107    11830   131039 SH       SOLE                   131039        0        0

